Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($)		Dec. 31, 2021		Dec. 31, 2020
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 2,217,752		$ 1,670,469
Tu Jingyi [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	109,607		88,047
Shenzhen Junwei Investment Development Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties				225,085
Guardforce 3 Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[2]	163,590		156,782
Profit Raider Investment Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties	[1]	1,626,726		1,136,664
Guardforce Aviation Security Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties				1,224
Guardforce Security (Thailand) Company Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties				62,667
Shenzhen Intelligent Guardforce Robot Technology Co., Limited [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		301,853	[3]
Richard Stagg [Member]
Related Party Transactions (Details) - Schedule of amounts due to related parties [Line Items]
Due from related parties		$ 15,976	[4]

[1]	Amounts due to Mr. Tu Jingyi and Profit Raider Investment Limited represented interest accrued on the respective loans.
[2]	Amounts due to Guardforce Holdings (HK) Limited comprised of $28,896 advances made and $134,694 accrued interests on the loans.
[3]	Amounts due to Shenzhen Intelligent Guardforce Robot Technology Co., Limited represent accounts payable for the purchase of robots from a related party.
[4]	Amounts due to Richard Stagg represent advance from a related party with no fixed term of repayment. The interest rate was 8% per annum for the year ended December 31, 2021, which had been reduced to 3% per annum beginning January 1, 2022.